Marketable debt securities - Disclosure of changes in bonds and debentures outstanding (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 325,521	€ 308,579
Balance at year-end	324,390	325,521	€ 308,579
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of year	252,765	231,880	211,597
Net inclusion, fair value measurement, liabilities	0	(1,224)	(1,467)
Issues	72,014	77,921	68,568
Redemptions and repurchases	(60,335)	(57,676)	(48,825)
Exchange differences and other movements	(10,551)	1,864	2,007
Balance at year-end	253,893	252,765	231,880
Bonds and debentures outstanding | Banco Santander, S.A.
Changes in financial instruments, Liabilities
Issues	12,682	20,559	19,706
Redemptions and repurchases	(14,854)	(15,888)	(7,889)
Bonds and debentures outstanding | SPIRE SA Compartment 2023-374
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	0	(1,224)	0
Bonds and debentures outstanding | Auto ABS UK Loans PLC
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	0	0	(841)
Bonds and debentures outstanding | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	0	0	(626)
Bonds and debentures outstanding | Banco Santander (Brasil) S.A.
Changes in financial instruments, Liabilities
Issues	11,827	8,039	12,781
Redemptions and repurchases	(9,430)	(6,919)	(10,542)
Bonds and debentures outstanding | Santander Group UK
Changes in financial instruments, Liabilities
Issues	11,450	9,884	6,002
Redemptions and repurchases	(4,936)	(7,764)	(6,185)
Bonds and debentures outstanding | Santander Consumer USA Holdings Inc.
Changes in financial instruments, Liabilities
Issues	8,705	8,949	7,309
Redemptions and repurchases	(7,905)	(10,806)	(14,466)
Bonds and debentures outstanding | Santander International Products, Plc.
Changes in financial instruments, Liabilities
Issues	5,071	2,752	1,054
Redemptions and repurchases	(1,327)	(584)	(728)
Bonds and debentures outstanding | Stellantis Financial Services Italia S.p.A.
Changes in financial instruments, Liabilities
Issues	2,020	2,021	761
Redemptions and repurchases	(698)	(22)	0
Bonds and debentures outstanding | Santander Consumer Bank S.p.A.
Changes in financial instruments, Liabilities
Issues	1,799	1,001	1,460
Redemptions and repurchases	(1,327)	(233)	(266)
Bonds and debentures outstanding | Santander Holdings USA, Inc.
Changes in financial instruments, Liabilities
Issues	1,772	3,004	1,850
Redemptions and repurchases	(2,693)	(1,387)	0
Bonds and debentures outstanding | Fondo de Titulización, Santander Consumo 8
Changes in financial instruments, Liabilities
Issues	1,523	0	0
Bonds and debentures outstanding | Fondo de Titulización, Santander Consumo 9
Changes in financial instruments, Liabilities
Issues	1,421	0	0
Bonds and debentures outstanding | Banco Santander - Chile
Changes in financial instruments, Liabilities
Issues	1,204	1,171	814
Redemptions and repurchases	(1,930)	(1,486)	(575)
Bonds and debentures outstanding | Santander Consumer Finance, S.A.
Changes in financial instruments, Liabilities
Issues	1,181	2,271	2,557
Redemptions and repurchases	(2,743)	(2,900)	(1,800)
Bonds and debentures outstanding | Banco Santander Totta, S.A.
Changes in financial instruments, Liabilities
Issues	1,069	1,129	1,734
Redemptions and repurchases	(223)	(1,055)	(108)
Bonds and debentures outstanding | Santander Bank, National Association
Changes in financial instruments, Liabilities
Issues	853	4,133	1,346
Redemptions and repurchases	(2,648)	(1,440)	(567)
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2025-2
Changes in financial instruments, Liabilities
Issues	850	0	0
Bonds and debentures outstanding | SC Austria S.à r.l., Compartment Consumer 2025-1
Changes in financial instruments, Liabilities
Issues	803	0	0
Bonds and debentures outstanding | Secucor Finance 2025-1 Designated Activity Company
Changes in financial instruments, Liabilities
Issues	801	0	0
Bonds and debentures outstanding | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Changes in financial instruments, Liabilities
Issues	787	875	634
Redemptions and repurchases	(2,084)	(122)	(140)
Bonds and debentures outstanding | Hyundai Capital Bank Europe GmbH Italy
Changes in financial instruments, Liabilities
Issues	749	0	0
Bonds and debentures outstanding | Banque Stellantis France
Changes in financial instruments, Liabilities
Issues	728	897	1,145
Redemptions and repurchases	(746)	(565)	(813)
Bonds and debentures outstanding | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Issues	0	180	1,256
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2024-1
Changes in financial instruments, Liabilities
Issues	0	1,500	0
Bonds and debentures outstanding | Santander Consumo 6, F.T.
Changes in financial instruments, Liabilities
Issues	0	1,230	0
Bonds and debentures outstanding | Santander Consumo 7, F.T.
Changes in financial instruments, Liabilities
Issues	0	1,218	0
Bonds and debentures outstanding | Santander Bank Polska S.A.
Changes in financial instruments, Liabilities
Issues	0	1,002	1,102
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2024-2
Changes in financial instruments, Liabilities
Issues	0	1,000	0
Bonds and debentures outstanding | Santander Consumer Bank AS
Changes in financial instruments, Liabilities
Redemptions and repurchases	€ (1,174)	€ (839)	€ (681)